Subsequent Events (Details) (USD $)	0 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Feb. 20, 2014	Feb. 05, 2015
Subsequent Event [Line Items]
Partnership facility limit increase		$ 1,000,000,000.0	$ 1,000,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Partnership facility limit increase				1,500,000,000.0
Subsequent Event | LPC Crude Oil Marketing LLC
Subsequent Event [Line Items]
Total purchase price	$ 100,000,000